Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 30,261	$ 30,003
Liability Derivatives	21,517	7,489
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	31,527	66
Liability Derivatives	22,579	337
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	13,410	23,820
Liability Derivatives	21,517	7,489
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,266	66
Liability Derivatives	1,062	337
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	16,851	6,183
Liability Derivatives	$ 0	$ 0